SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING TAXABLE FIXED INCOME FUNDS
For the Allspring Adjustable Rate Government Fund
Allspring Conservative Income Fund
Allspring Core Plus Bond Fund
Allspring Government Securities Fund
Allspring High Yield Bond Fund
Allspring Short Duration Government Bond Fund
Allspring Short-Term Bond Plus Fund
Allspring Short-Term High Income Fund
Allspring Ultra Short-Term Income Fund
(together, the “Funds”)

Effective immediately, the table in the section entitled “Manager and Other Service Providers - Portfolio Managers - Beneficial Ownership in the Funds” is replaced with the following:

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Maulik Bhansali, CFA	Short Duration Government Bond Fund	$100,001-$500,000
Andrew M. Greenberg, CFA	Conservative Income Fund	$0
Christopher Y. Kauffman, CFA	Adjustable Rate Government Fund Core Plus Bond Fund Government Securities Fund Short-Term Bond Plus Fund Ultra Short-Term Income Fund	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000
Chris Lee, CFA	High Yield Bond Fund Short-Term High Income Fund	$100,001-$500,000 $100,001-$500,000
Anthony J. Melville, CFA	Conservative Income Fund	$0
Janet S. Rilling, CFA, CPA	Core Plus Bond Fund Short-Term Bond Plus Fund Ultra Short-Term Income Fund	$100,001-$500,000 $10,001-$50,000 $10,001-$50,000
Michael J. Schueller, CFA	Core Plus Bond Fund High Yield Bond Fund Short-Term Bond Plus Fund Short-Term High Income Fund Ultra Short-Term Income Fund	$10,001-$50,000 $0 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000
Michal Stanczyk	Adjustable Rate Government Fund Core Plus Bond Fund Government Securities Fund Short-Term Bond Plus Fund Ultra Short-Term Income Fund	$0 $0 $0 $0 $0
Jarad Vasquez	Short Duration Government Bond Fund	$100,001-$500,000
Jeffrey L. Weaver, CFA	Conservative Income Fund	$0
Noah M. Wise, CFA	Core Plus Bond Fund Short-Term Bond Plus Fund Ultra Short-Term Income Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

May 16, 2023